Intangible Assets, Net - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	¥ 138,447	¥ 4,540,289	¥ 3,768,010
Loss from disposal of intangible assets	¥ 0	¥ 10,500,476